Summary of Significant Accounting Policies (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2025 SGD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Summary of Significant Accounting Policies [Line Items]
Maximum amount insured (in Dollars)					$ 100,000
Federal deposit insurance corporation provides coverage (in Dollars)	$ 250,000
Percentage of lease term	75.00%	75.00%
Percentage of economic life	25.00%	25.00%
Percentage of lease payments	90.00%	90.00%
Reduced revenue			$ 197,486
Change of estimate, increased revenue (in Dollars)		$ 6,319
Government Assistance, Income, Increase (Decrease), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other income	Other income
Grants received	$ 5,869	$ 7,595		$ 4,853
Tax benefit percent	50%	50%
Litigation amount	$ 38,637				50,000		$ 200,000
Dilutive shares (in Dollars)
Segment profit or loss measure description	Topic 280 requires a public entity to report a measure of segment profit or loss that the chief operating decision maker (“CODM”) uses to assess segment performance and make decisions about allocating resources.	Topic 280 requires a public entity to report a measure of segment profit or loss that the chief operating decision maker (“CODM”) uses to assess segment performance and make decisions about allocating resources.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Operating Officer	Chief Operating Officer
Deposits	$ 1,332,283				1,724,107		3,807,796
Coverage deposits (in Dollars)	250,000
Allowance for credit losses of accounts receivable	$ 49,335				63,845	$ 49,335	63,845	$ 60,994
Impairment of long-lived assets
Penalties and interest
Uncertain tax positions
Third Party [Member]
Summary of Significant Accounting Policies [Line Items]
Credit loss of loan receivable (in Dollars)
USD [Member]
Summary of Significant Accounting Policies [Line Items]
Translations rate	1				1
SGD [Member]
Summary of Significant Accounting Policies [Line Items]
Translations rate	1.2941				1.2941
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	32.00%	32.00%	25.00%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	58.00%	58.00%		53.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	18.00%	18.00%	22.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	42.00%	42.00%		47.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage			19.00%
Customer Concentration Risk [Member] | Customer Four [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage			12.00%
Customer Concentration Risk [Member] | Customer Five [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage			11.00%